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Supplement to Statement of Additional Information dated March 1, 2025

May 7, 2025
Effective May 6, 2025, Anne F. Ackerley was appointed as a member of the Board of Trustees of Harbor Funds. The following changes are effective immediately.

The “Trustees and Officers” table is hereby revised to include the following:
Name (Year of Birth) Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Anne F. Ackerley (1962) Trustee	Since 2025	Senior Advisor to the Retirement Business (2024-2025), Head of the US Retirement Group (2015-2024), Chief Marketing Officer and Global Marketing and Communications Chief Operating Officer (2011-2014), Chief Operating Officer of the Global Client Group (2009-2011), Chief Operating Officer of the Private Client Group (2006-2009), Head of the Mutual Fund Group (2000-2006), BlackRock, Inc. (publicly traded investment management firm).	45	Northwestern Mutual (2023-Present)

The “Additional Information About the Trustees” section is hereby revised to include the following:
Anne F. Ackerley. Ms. Ackerley retired in May 2025 after a 25-year career at BlackRock, Inc., where she was most recently a Senior Advisor to the Retirement Business. She served in numerous senior management roles throughout her time at BlackRock, Inc., including Head of the US Retirement Group and Chief Marketing Officer and Global Communications Chief Operating Officer. Prior to joining BlackRock, Inc. in 2000, Ms. Ackerley held various roles at Merrill Lynch & Co. She is currently an Independent Trustee on the Board of Trustees of Northwestern Mutual. Ms. Ackerley has extensive investment management industry experience and has served as a Trustee of Harbor Funds, Harbor Funds II and Harbor ETF Trust since 2025.

The “Trustee Ownership of Fund Shares” table is hereby revised to include the following:

Name of Trustee	Dollar Range of Ownership in Each Fund	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Anne F. Ackerley	None	None
Investors Should Retain This Supplement For Future Reference
S0525.SAI.HF